Net income (loss) per share (Details Narrative) - shares	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
Net Income Loss Per Share
Weighted average shares outstanding	16,027,267	15,634,944	15,923,921	15,600,100